Changes in Accounting Policies - Determination of Lease Term Considering Economic Penalty - Summary of Impact on Consolidated Financial Statements Due to Application of accounting policy (Detail) - KRW (₩)
₩ / shares in Units, ₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses	₩ 66,578	₩ 84,768
Non-current assets
Right-of-use assets	1,217,179	1,268,329
Current liabilities
Lease liabilities		392,433
Non-current liabilities
Lease liabilities		818,919
Total liabilities	18,111,112	19,491,530
Retained earnings	12,155,420	11,590,916
Total equity	15,551,433	15,140,684	₩ 14,658,490	₩ 13,183,354
Operating revenue	24,440,647	24,899,189	23,436,050
Operating expenses	23,418,314	23,872,219	22,335,190
Finance income	498,614	424,395	374,243
Financial costs	507,383	432,133	435,659
Income tax expense	285,349	320,060	314,565
Profit for the year	₩ 746,256	₩ 695,868	₩ 719,412
Basic earnings per share	₩ 2,858	₩ 2,634	₩ 2,634
Diluted earnings per share	₩ 2,858	₩ 2,632	₩ 2,634
Adjustment on Accounting policy
Current assets
Prepaid expenses	₩ (2,119)	₩ (1,026)
Non-current assets
Right-of-use assets	632,145	479,832
Current liabilities
Lease liabilities	63,263	36,600
Non-current liabilities
Lease liabilities	566,532	445,612
Total liabilities	629,795	482,212
Retained earnings	232	(3,406)
Total equity	232	(3,406)
Operating revenue	5,796
Operating expenses	(7,063)	(6,796)
Financial costs	9,222	10,202
Profit for the year	₩ 3,637	₩ (3,406)
Basic earnings per share	₩ 15	₩ (14)
Diluted earnings per share	₩ 18	₩ (14)
Previously stated [member]
Current assets
Prepaid expenses	₩ 61,930	₩ 76,036
Non-current assets
Right-of-use assets	585,034	788,497
Current liabilities
Lease liabilities	281,961	355,833
Non-current liabilities
Lease liabilities	798,416	373,307
Total liabilities	513,845	729,140
Retained earnings	12,155,188	11,594,322
Total equity	12,155,188	11,594,322
Operating revenue	24,434,851	24,899,189
Operating expenses	23,425,377	23,879,015
Finance income	498,614	424,395
Financial costs	498,161	421,931
Income tax expense	285,349	320,060
Profit for the year	₩ 742,619	₩ 699,274
Basic earnings per share	₩ 2,843	₩ 2,648
Diluted earnings per share	₩ 2,840	₩ 2,646
Adjustment on Accounting policy
Current assets
Prepaid expenses	₩ 59,811	₩ 75,010
Non-current assets
Right-of-use assets	1,217,179	1,268,329
Current liabilities
Lease liabilities	345,224	392,433
Non-current liabilities
Lease liabilities	798,416	818,919
Total liabilities	1,143,640	1,211,352
Retained earnings	12,155,420	11,590,916
Total equity	12,155,420	11,590,916
Operating revenue	24,440,647	24,899,189
Operating expenses	23,418,314	23,872,219
Finance income	498,614	424,395
Financial costs	507,383	432,133
Income tax expense	285,349	320,060
Profit for the year	₩ 746,256	₩ 695,868
Basic earnings per share	₩ 2,858	₩ 2,634
Diluted earnings per share	₩ 2,858	₩ 2,632